Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - GMHP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 55,715	$ 51,639
Certain deemed distributions of participant loans	(19)	(44)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(43)	(111)
Net assets per Form 5500	$ 55,653	$ 51,484